Derivatives and hedging activities (Details 6) - CHF (SFr) SFr in Billions	Jun. 30, 2020	Dec. 31, 2019
Hedged items in fair value hedges [Line Items]
Hedged Asset, Fair Value Hedge	SFr 18.3	SFr 15.2
Hedged Liability, Fair Value Hedge	78.8	65.8
Hedged Asset, Fair Value Hedge, Cumulative Increase (Decrease)	0.2	0.1
Hedged Liability, Fair Value Hedge, Cumulative Increase (Decrease)	2.7	1.2
Hedged Asset, Discontinued Fair Value Hedge, Cumulative Increase (Decrease)	0.6	0.7
Hedged Liability, Discontinued Fair Value Hedge, Cumulative Increase (Decrease)	1.1	0.3
Bank
Hedged items in fair value hedges [Line Items]
Hedged Asset, Fair Value Hedge	18.3	15.2
Hedged Liability, Fair Value Hedge	78.8	65.8
Hedged Asset, Fair Value Hedge, Cumulative Increase (Decrease)	0.2	0.1
Hedged Liability, Fair Value Hedge, Cumulative Increase (Decrease)	2.7	1.2
Hedged Asset, Discontinued Fair Value Hedge, Cumulative Increase (Decrease)	0.6	0.7
Hedged Liability, Discontinued Fair Value Hedge, Cumulative Increase (Decrease)	SFr 1.1	SFr 0.3